TRADE ACCOUNTS AND NOTES PAYABLE (Details) - EUR (€) € in Thousands	Dec. 31, 2021	Dec. 31, 2020
TRADE ACCOUNTS AND NOTES PAYABLE
Trade accounts payable	€ 5,511	€ 5,708
Notes payable	1	0
Trade accounts and notes payable	€ 5,512	€ 5,708